UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)

	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 22.7%					$1,020,546,604
(Cost $1,032,014,952)
Australia 3.2%					142,636,278
New South Wales Treasury Corp.	6.000	05-01-20	AUD	39,410,000	34,488,751
New South Wales Treasury Corp.	6.000	03-01-22	AUD	10,615,000	9,754,250
Queensland Treasury Corp. (A)	4.000	06-21-19	AUD	21,440,000	17,647,243
Queensland Treasury Corp.	5.500	06-21-21	AUD	29,595,000	26,237,433
Queensland Treasury Corp.	6.000	07-21-22	AUD	22,080,000	20,382,744
Queensland Treasury Corp.	6.250	02-21-20	AUD	24,490,000	21,392,454
Western Australian Treasury Corp.	2.500	07-23-24	AUD	16,500,000	12,733,403
Brazil 0.3%					11,785,172
Federative Republic of Brazil	10.000	01-01-18	BRL	36,245,000	11,785,172
Canada 4.2%					189,678,621
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	13,170,000	10,407,649
Canada Housing Trust No. 1 (A)	1.700	12-15-17	CAD	16,080,000	12,903,661
Canada Housing Trust No. 1 (A)	3.350	12-15-20	CAD	12,430,000	10,485,993
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,820,116
Export Development Canada	3.500	02-20-18	NZD	13,405,000	9,683,431
Export Development Canada	4.875	01-24-19	NZD	13,715,000	10,189,189
Government of Canada	0.500	08-01-18	CAD	56,700,000	45,140,205
Government of Canada	1.250	03-01-18	CAD	30,245,000	24,254,129
Government of Canada	1.750	09-01-19	CAD	47,785,000	38,616,785
Province of Ontario	4.200	06-02-20	CAD	17,485,000	14,953,998
Province of Ontario	4.400	06-02-19	CAD	12,157,000	10,223,465
Colombia 0.5%					23,656,198
Republic of Colombia	4.500	01-28-26		11,740,000	12,597,020
Republic of Colombia	7.000	09-11-19	COP	31,714,000,000	11,059,178
Finland 0.1%					5,538,329
Nordic Investment Bank	1.375	07-15-20	NOK	42,390,000	5,538,329
Indonesia 2.5%					111,853,252
Republic of Indonesia (A)	2.150	07-18-24	EUR	5,440,000	6,626,257
Republic of Indonesia	7.000	05-15-22	IDR	268,868,000,000	20,760,753
Republic of Indonesia	7.000	05-15-27	IDR	179,050,000,000	13,768,948
Republic of Indonesia	7.500	08-15-32	IDR	130,722,000,000	10,165,198
Republic of Indonesia	8.250	07-15-21	IDR	245,828,000,000	19,657,912
Republic of Indonesia	8.375	03-15-24	IDR	51,135,000,000	4,164,904
Republic of Indonesia	8.375	09-15-26	IDR	221,916,000,000	18,448,302
Republic of Indonesia	8.750	05-15-31	IDR	143,811,000,000	12,330,969
Republic of Indonesia	9.000	03-15-29	IDR	68,320,000,000	5,930,009
Mexico 3.0%					133,224,788
Government of Mexico	4.600	01-23-46		7,247,000	7,384,476
Government of Mexico	4.750	06-14-18	MXN	161,760,000	8,899,073
Government of Mexico	6.500	06-10-21	MXN	334,600,000	18,580,810
Government of Mexico	7.750	05-29-31	MXN	273,582,000	16,303,601
Government of Mexico	8.000	06-11-20	MXN	212,300,000	12,267,370
Government of Mexico	8.000	12-07-23	MXN	310,720,000	18,502,345
Government of Mexico	8.500	12-13-18	MXN	199,239,000	11,366,237
Government of Mexico	10.000	12-05-24	MXN	601,513,000	39,920,876
New Zealand 3.4%					151,993,603
Dominion of New Zealand	3.000	04-15-20	NZD	44,655,000	32,605,065

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 2

	Rate (%)	Maturity date	Par value^		Value
New Zealand (continued)
Dominion of New Zealand	5.000	03-15-19	NZD	46,480,000	$35,008,492
Dominion of New Zealand	5.500	04-15-23	NZD	8,400,000	6,971,239
Dominion of New Zealand	6.000	12-15-17	NZD	20,185,000	14,660,653
Dominion of New Zealand	6.000	05-15-21	NZD	48,140,000	39,195,983
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	15,900,000	11,905,164
New Zealand Local Government Funding Agency	6.000	12-15-17	NZD	16,049,000	11,647,007
Norway 1.3%					60,286,761
Government of Norway (A)	3.750	05-25-21	NOK	147,555,000	21,014,455
Government of Norway (A)	4.500	05-22-19	NOK	285,721,000	39,272,306
Philippines 1.8%					81,787,822
Republic of Philippines	3.375	08-20-20	PHP	580,000,000	11,176,839
Republic of Philippines	3.500	03-20-21	PHP	200,160,000	3,853,774
Republic of Philippines	3.500	04-21-23	PHP	567,450,000	10,679,981
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	515,595
Republic of Philippines	4.950	01-15-21	PHP	364,760,000	7,283,082
Republic of Philippines	5.875	12-16-20	PHP	609,320,800	12,603,831
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	5,563,650
Republic of Philippines	6.500	04-28-21	PHP	678,000,000	14,361,158
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	9,121,902
Republic of Philippines	8.125	12-16-35	PHP	254,043,000	6,628,010
Portugal 0.2%					9,669,180
Republic of Portugal (A)	5.125	10-15-24		9,310,000	9,669,180
Singapore 2.0%					89,788,657
Republic of Singapore	2.500	06-01-19	SGD	46,440,000	34,984,926
Republic of Singapore	3.250	09-01-20	SGD	63,315,000	49,210,223
Republic of Singapore	3.375	09-01-33	SGD	6,670,000	5,593,508
South Korea 0.1%					3,183,770
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	1,205,430,000	1,053,195
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	1,205,430,000	1,061,877
Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW	1,205,430,000	1,068,698
Sweden 0.1%					5,464,173
Kingdom of Sweden	5.000	12-01-20	SEK	36,945,000	5,464,173
Corporate bonds 46.7%					$2,103,046,088
(Cost $2,068,320,799)
Consumer discretionary 5.2%					234,615,283
Auto components 0.1%
The Goodyear Tire & Rubber Company	8.750	08-15-20		2,495,000	2,925,388
Automobiles 0.2%
Ford Motor Company	6.625	10-01-28		9,828,000	11,880,139
Hotels, restaurants and leisure 1.1%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of
America LLC (A)	5.000	06-01-24		9,110,000	9,522,683
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of
America LLC (A)	5.250	06-01-26		15,511,000	16,344,716
New Red Finance, Inc. (A)	4.625	01-15-22		17,380,000	17,765,836
New Red Finance, Inc. (A)	6.000	04-01-22		4,351,000	4,494,583
Internet and direct marketing retail 1.0%
Amazon.com, Inc. (A)	3.150	08-22-27		11,035,000	11,234,043
Expedia, Inc.	5.000	02-15-26		13,880,000	15,328,794
QVC, Inc.	4.450	02-15-25		14,910,000	15,144,205

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
QVC, Inc.	5.950	03-15-43	1,867,000	$1,836,480
Media 2.1%
CCO Holdings LLC (A)	5.125	05-01-27	7,670,000	7,900,100
CCO Holdings LLC	5.750	01-15-24	18,485,000	19,391,689
Comcast Corp.	2.350	01-15-27	10,290,000	9,684,816
Lamar Media Corp.	5.000	05-01-23	14,715,000	15,230,025
LIN Television Corp.	5.875	11-15-22	4,760,000	4,950,400
Outfront Media Capital LLC	5.625	02-15-24	9,685,000	10,072,400
Sirius XM Radio, Inc. (A)	5.250	08-15-22	4,380,000	4,494,975
Time Warner, Inc.	3.800	02-15-27	9,640,000	9,705,311
Time, Inc. (A)	5.750	04-15-22	1,110,000	1,132,200
Tribune Media Company	5.875	07-15-22	9,650,000	10,011,875
Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,359,175
Specialty retail 0.4%
Lowe’s Companies, Inc.	2.500	04-15-26	3,382,000	3,262,824
Lowe’s Companies, Inc. (3 month LIBOR + 0.600%) (B)	1.842	09-14-18	5,520,000	5,551,080
The Home Depot, Inc.	2.700	04-01-23	10,268,000	10,468,726
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500	12-15-22	13,570,000	13,922,820
Consumer staples 4.8%				215,786,547
Beverages 1.7%
Anheuser-Busch InBev Finance, Inc.	2.650	02-01-21	15,685,000	15,980,049
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	16,735,000	17,434,722
Constellation Brands, Inc.	3.750	05-01-21	10,970,000	11,480,719
Constellation Brands, Inc.	4.250	05-01-23	20,865,000	22,497,578
Molson Coors Brewing Company	3.000	07-15-26	10,130,000	9,927,495
Food and staples retailing 1.2%
Aramark Services, Inc. (A)	5.000	04-01-25	6,640,000	7,007,192
Aramark Services, Inc.	5.125	01-15-24	9,400,000	9,987,500
CVS Health Corp.	3.875	07-20-25	17,555,000	18,438,648
Walgreens Boots Alliance, Inc.	3.800	11-18-24	18,340,000	19,101,397
Food products 1.5%
Kraft Heinz Foods Company	3.950	07-15-25	22,140,000	22,875,489
Kraft Heinz Foods Company (A)	4.875	02-15-25	14,297,000	15,359,653
Kraft Heinz Foods Company	6.125	08-23-18	8,705,000	9,063,826
Post Holdings, Inc. (A)	5.500	03-01-25	17,560,000	18,262,400
Household products 0.2%
Spectrum Brands, Inc.	5.750	07-15-25	9,565,000	10,174,769
Tobacco 0.2%
Philip Morris International, Inc.	3.375	08-11-25	7,920,000	8,195,110
Energy 4.1%				186,216,577
Oil, gas and consumable fuels 4.1%
Antero Resources Corp.	5.625	06-01-23	7,890,000	8,028,075
Concho Resources, Inc.	4.375	01-15-25	10,710,000	11,138,400
Enbridge, Inc.	4.250	12-01-26	18,060,000	19,021,397
Energy Transfer Equity LP	5.500	06-01-27	6,517,000	6,940,605
Enterprise Products Operating LLC	3.350	03-15-23	10,986,000	11,351,502
Enterprise Products Operating LLC	5.200	09-01-20	3,425,000	3,720,313
Exxon Mobil Corp.	2.709	03-06-25	12,745,000	12,953,530
Magellan Midstream Partners LP	5.000	03-01-26	4,435,000	4,970,714

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 4

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.125	03-01-27		7,285,000	$7,383,187
MPLX LP	5.500	02-15-23		13,822,000	14,220,278
Newfield Exploration Company	5.375	01-01-26		5,370,000	5,611,650
Newfield Exploration Company	5.625	07-01-24		6,320,000	6,722,584
Pertamina Persero PT (A)	4.300	05-20-23		11,980,000	12,525,270
Petroleos Mexicanos	6.000	03-05-20		6,685,000	7,209,773
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	171,257,500	9,267,766
The Williams Companies, Inc.	4.550	06-24-24		6,885,000	7,039,913
TransCanada PipeLines, Ltd.	3.750	10-16-23		6,745,000	7,158,758
TransCanada PipeLines, Ltd.	4.875	01-15-26		2,165,000	2,448,156
Transcontinental Gas Pipe Line Company LLC	7.850	02-01-26		12,100,000	15,762,788
Williams Partners LP	3.750	06-15-27		12,735,000	12,741,918
Financials 11.0%					494,348,488
Banks 9.4%
Asian Development Bank	4.625	03-06-19	NZD	15,245,000	11,317,083
Asian Development Bank	5.000	03-09-22	AUD	13,690,000	11,981,782
Asian Development Bank	5.900	12-20-22	INR	729,790,000	11,493,445
Asian Development Bank	6.450	08-08-21	INR	763,020,000	12,278,145
Asian Development Bank	6.950	01-16-20	INR	216,970,000	3,498,289
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		8,130,000	8,445,038
Bank of America Corp. (3 month LIBOR + 0.650%) (B)	1.966	12-01-26		9,480,000	8,714,743
BankUnited, Inc.	4.875	11-17-25		15,690,000	16,461,116
CIT Group, Inc. (A)	5.500	02-15-19		10,950,000	11,456,438
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (C)	5.900	02-15-23		8,350,000	8,997,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR +
3.033%) (C)	5.100	06-30-23		20,615,000	21,001,531
First Niagara Financial Group, Inc.	7.250	12-15-21		2,950,000	3,493,716
Inter-American Development Bank	6.500	08-20-19	AUD	12,860,000	11,077,345
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	17,735,000	14,267,067
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	16,100,000	11,841,498
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	41,910,000	5,786,837
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,295,000	12,088,709
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	19,415,000	14,875,032
International Bank for Reconstruction & Development	5.750	10-28-19	INR	780,400,000	12,315,771
International Finance Corp.	2.800	08-15-22	AUD	16,505,000	13,209,303
International Finance Corp.	3.250	07-22-19	AUD	21,850,000	17,733,323
International Finance Corp.	3.625	05-20-20	NZD	19,125,000	14,100,293
International Finance Corp.	3.875	02-26-18	NZD	10,482,000	7,587,758
JPMorgan Chase & Co.	3.200	06-15-26		17,755,000	17,754,728
JPMorgan Chase & Co.	3.300	04-01-26		12,675,000	12,786,019
KFW	3.750	05-29-20	NZD	11,260,000	8,315,617
KFW	6.000	08-20-20	AUD	29,510,000	25,901,964
Landeskreditbank Baden-Wuerttemberg Foerderbank	3.875	05-29-19	NZD	11,025,000	8,091,840
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year
U.S. Swap Rate + 2.203%) (A)	4.000	10-15-24		7,100,000	7,294,341
Realkredit Danmark A/S	1.000	04-01-18	DKK	175,020,000	28,216,087
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR +
3.102%) (C)	5.050	06-15-22		9,945,000	10,103,493
Synovus Financial Corp.	7.875	02-15-19		4,861,000	5,234,325
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR +
4.182%)	5.750	12-15-25		6,000,000	6,414,600
Wells Fargo & Company	3.250	04-27-22	AUD	8,840,000	7,003,913

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 5

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (3 month Australian Bank Bill Short Term Rate
+ 1.320%) (B)	3.010	07-27-21	AUD	7,815,000	$6,286,860
Westpac Banking Corp.	5.000	10-21-19	GBP	4,280,000	6,024,725
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	4,411,662
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR +
3.800%) (C)	5.800	06-15-23		7,675,000	7,751,750
Capital markets 0.3%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	12,250,000	9,441,394
The Hongkong Land Treasury Services Singapore Pte, Ltd.	3.860	12-29-17	SGD	4,000,000	2,973,942
Consumer finance 0.1%
Discover Financial Services	5.200	04-27-22		3,100,000	3,394,885
Insurance 0.8%
American International Group, Inc. (8.175% to 5-15-38, then 3 month
LIBOR + 4.195%)	8.175	05-15-68		12,365,000	16,816,400
Chubb INA Holdings, Inc.	3.350	05-03-26		17,665,000	18,291,368
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		16,290,000	17,817,188
Health care 5.8%					262,425,218
Biotechnology 0.6%
AbbVie, Inc.	3.600	05-14-25		16,675,000	17,236,420
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		7,965,000	7,838,776
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25		23,425,000	23,137,796
Health care providers and services 2.9%
Anthem, Inc.	3.500	08-15-24		10,210,000	10,629,473
HCA, Inc.	3.750	03-15-19		10,195,000	10,373,413
HCA, Inc.	5.000	03-15-24		15,718,000	16,700,375
HCA, Inc.	5.250	04-15-25		9,040,000	9,751,900
HCA, Inc.	5.375	02-01-25		4,345,000	4,583,975
HCA, Inc.	7.500	02-15-22		13,650,000	15,731,625
Humana, Inc.	3.850	10-01-24		6,234,000	6,593,865
Humana, Inc.	3.950	03-15-27		9,760,000	10,339,500
Quest Diagnostics, Inc.	4.250	04-01-24		11,395,000	12,305,067
UnitedHealth Group, Inc.	1.900	07-16-18		11,170,000	11,203,494
UnitedHealth Group, Inc.	3.750	07-15-25		23,020,000	24,513,751
Pharmaceuticals 1.8%
Allergan Funding SCS	3.450	03-15-22		13,880,000	14,420,674
Allergan Funding SCS	3.800	03-15-25		4,385,000	4,585,275
AstraZeneca PLC	1.750	11-16-18		6,315,000	6,314,270
Eli Lilly & Company	2.750	06-01-25		12,415,000	12,584,686
Forest Laboratories LLC (A)	5.000	12-15-21		11,360,000	12,457,574
Merck & Company, Inc.	2.750	02-10-25		19,657,000	19,818,944
Merck & Company, Inc. (3 month LIBOR + 0.360%) (B)	1.677	05-18-18		11,280,000	11,304,365
Industrials 5.4%					243,359,867
Aerospace and defense 1.7%
BAE Systems Holdings, Inc. (A)	3.850	12-15-25		14,194,000	14,964,308
Huntington Ingalls Industries, Inc. (A)	5.000	12-15-21		24,185,000	24,910,550
L3 Technologies, Inc.	3.850	12-15-26		6,900,000	7,207,717
Lockheed Martin Corp.	2.900	03-01-25		22,246,000	22,447,903
Lockheed Martin Corp.	3.100	01-15-23		5,955,000	6,169,651

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 6

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Air freight and logistics 0.9%
Mexico City Airport Trust (A)	4.250	10-31-26		24,957,000	$25,768,103
Mexico City Airport Trust (A)	5.500	10-31-46		13,805,000	14,288,175
Airlines 0.2%
Delta Air Lines, Inc.	3.625	03-15-22		10,160,000	10,485,507
Commercial services and supplies 0.3%
Cintas Corp. No. 2	3.700	04-01-27		11,580,000	12,208,038
Construction and engineering 0.7%
AECOM	5.125	03-15-27		29,230,000	29,741,525
Industrial conglomerates 0.9%
3M Company	3.000	08-07-25		8,815,000	9,025,962
General Electric Company	4.250	01-17-18	NZD	5,330,000	3,852,396
General Electric Company	6.250	09-29-20	GBP	1,570,000	2,360,286
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR +
3.330%) (C)	5.000	01-21-21		22,182,000	23,429,738
Professional services 0.1%
Verisk Analytics, Inc.	4.000	06-15-25		6,590,000	6,942,835
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.625	07-15-23		9,400,000	9,814,258
United Rentals North America, Inc.	5.500	05-15-27		9,955,000	10,552,300
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		9,145,000	9,190,615
Information technology 4.7%					213,470,164
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	7.250	10-15-22		6,883,000	7,295,980
IT services 0.8%
First Data Corp. (A)	5.375	08-15-23		7,130,000	7,504,325
Gartner, Inc. (A)	5.125	04-01-25		10,425,000	10,985,344
IBM Corp.	1.950	02-12-19		6,314,000	6,351,278
IBM Corp.	2.625	08-05-22	GBP	3,900,000	5,408,712
IBM Corp.	2.750	12-21-20	GBP	4,025,000	5,531,962
Semiconductors and semiconductor equipment 0.5%
Micron Technology, Inc.	7.500	09-15-23		10,695,000	11,858,081
NXP BV (A)	4.625	06-01-23		10,820,000	11,567,121
Software 2.4%
Activision Blizzard, Inc.	2.300	09-15-21		11,520,000	11,482,790
Activision Blizzard, Inc. (A)	6.125	09-15-23		11,515,000	12,373,904
Autodesk, Inc.	3.500	06-15-27		10,267,000	10,266,520
CA, Inc.	4.700	03-15-27		16,280,000	17,308,592
Electronic Arts, Inc.	4.800	03-01-26		1,600,000	1,786,256
Microsoft Corp.	1.850	02-12-20		11,355,000	11,418,563
Microsoft Corp.	3.125	11-03-25		9,625,000	9,957,195
Microsoft Corp.	3.300	02-06-27		21,265,000	22,188,430
VMware, Inc.	2.950	08-21-22		10,595,000	10,622,178
Technology hardware, storage and peripherals 0.9%
Apple, Inc.	3.200	05-13-25		26,605,000	27,518,168
Apple, Inc. (3 month LIBOR + 0.500%) (B)	1.811	02-09-22		11,905,000	12,044,765
Materials 2.5%					111,376,919
Chemicals 0.1%
Praxair, Inc.	3.200	01-30-26		2,055,000	2,124,942

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 7

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		14,450,000	$15,623,340
Containers and packaging 2.1%
Ball Corp.	4.000	11-15-23		18,070,000	18,341,050
Ball Corp.	5.250	07-01-25		16,320,000	17,788,800
Crown Americas LLC	4.500	01-15-23		13,700,000	14,350,750
Crown Cork & Seal Company, Inc.	7.375	12-15-26		6,138,000	7,181,460
Sealed Air Corp. (A)	4.875	12-01-22		9,085,000	9,561,963
Sealed Air Corp. (A)	5.125	12-01-24		9,275,000	9,854,688
Sealed Air Corp. (A)	6.500	12-01-20		14,835,000	16,549,926
Real estate 0.6%					28,150,221
Equity real estate investment trusts 0.6%
American Tower Corp.	4.700	03-15-22		3,640,000	3,979,258
Crown Castle Towers LLC (A)	4.883	08-15-40		5,718,000	6,092,956
Host Hotels & Resorts LP	4.750	03-01-23		8,050,000	8,701,498
Host Hotels & Resorts LP	5.250	03-15-22		8,550,000	9,376,509
Telecommunication services 0.8%					33,796,036
Wireless telecommunication services 0.8%
America Movil SAB de CV	7.125	12-09-24	MXN	133,000,000	7,175,011
T-Mobile USA, Inc.	6.125	01-15-22		11,720,000	12,218,100
T-Mobile USA, Inc.	6.500	01-15-26		7,200,000	7,974,000
T-Mobile USA, Inc.	6.625	04-01-23		3,000,000	3,161,250
T-Mobile USA, Inc.	6.836	04-28-23		3,090,000	3,267,675
Utilities 1.8%					79,500,768
Electric utilities 1.4%
E.ON International Finance BV	6.000	10-30-19	GBP	2,100,000	3,010,239
Emera US Finance LP	3.550	06-15-26		12,610,000	12,847,981
FirstEnergy Transmission LLC (A)	4.350	01-15-25		31,615,000	33,736,398
Fortis, Inc.	3.055	10-04-26		12,120,000	11,854,142
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	873,930
Independent power and renewable electricity producers 0.2%
Greenko Dutch BV (A)	5.250	07-24-24		6,785,000	6,818,925
Water utilities 0.2%
American Water Capital Corp.	3.400	03-01-25		9,904,000	10,359,153
Convertible bonds 1.4%					$61,301,946
(Cost $48,334,439)
Consumer discretionary 0.1%					4,713,250
Internet and catalog retail 0.1%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		4,436,000	4,713,250
Financials 0.2%					6,067,297
Insurance 0.2%
Fidelity National Financial, Inc.	4.250	08-15-18		2,225,000	6,067,297
Health care 0.7%					32,529,320
Health care providers and services 0.4%
Anthem, Inc.	2.750	10-15-42		6,750,000	18,077,344
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	10,400,000	14,451,976

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 8

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.3%				$12,113,916
Trading companies and distributors 0.3%
Air Lease Corp.	3.875	12-01-18	8,315,000	12,113,916
Information technology 0.1%				5,878,163
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	3.250	08-01-39	3,430,000	5,878,163
Capital preferred securities 1.6%				$72,557,253
(Cost $65,781,562)
Financials 1.6%				72,557,253
Banks 1.6%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or
4.000%) (B)(C)	4.000	09-21-17	15,810,000	13,991,850
USB Capital IX (3 month LIBOR + 1.020%) (B)(C)	3.500	10-06-17	31,793,000	28,295,770
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or
5.570%) (B)(C)	5.570	10-06-17	30,035,000	30,269,633
Term loans (D) 8.1%				$365,629,422
(Cost $366,808,821)
Consumer discretionary 2.4%				108,244,736
Diversified consumer services 0.4%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	3.739	11-08-23	15,770,750	15,782,578
Hotels, restaurants and leisure 0.9%
Hilton Worldwide Finance LLC (1 and 3 month LIBOR + 2.000%)	3.234	10-25-23	10,556,950	10,588,410
KFC Holding Company (1 month LIBOR + 2.000%)	3.228	06-16-23	11,760,525	11,808,861
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.511	02-16-24	18,489,915	18,426,309
Media 1.1%
CBS Radio, Inc. (E)	TBD	10-17-23	10,540,000	10,557,602
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.240	01-15-22	21,442,148	21,498,541
Coral US Company Borrower LLC (1 month LIBOR + 3.500%)	4.739	01-31-25	4,455,000	4,428,092
Virgin Media Bristol LLC (1 month LIBOR + 2.750%)	3.977	01-31-25	15,125,000	15,154,343
Consumer staples 1.1%				51,032,692
Food and staples retailing 0.4%
Albertson’s LLC (1 month LIBOR + 2.750%)	3.989	08-25-21	7,926,092	7,685,455
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.239	03-28-24	11,506,163	11,534,928
Food products 0.4%
Pinnacle Foods Finance LLC (1 month LIBOR + 2.000%)	3.232	02-02-24	19,423,395	19,464,767
Household products 0.3%
Spectrum Brands, Inc. (2 and 3 month LIBOR + 2.000%)	3.313	06-23-22	12,299,819	12,347,542
Energy 0.8%				34,043,952
Oil, gas and consumable fuels 0.8%
Energy Transfer Equity LP (1 month LIBOR + 2.750%)	3.981	02-02-24	34,013,000	34,043,952
Financials 0.1%				6,810,629
Insurance 0.1%
USI, Inc. (E)	TBD	07-26-24	6,865,000	6,810,629
Health care 0.3%				14,119,742
Biotechnology 0.3%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	3.444	01-31-25	14,104,650	14,119,742
Industrials 0.8%				35,592,541
Airlines 0.4%
American Airlines, Inc. (1 month LIBOR + 2.500%)	3.734	04-28-23	10,498,950	10,531,812

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines, Inc. (3 month LIBOR + 2.250%)	3.561	04-01-24	9,167,025	$9,204,243
Building products 0.4%
Builders FirstSource, Inc. (3 month LIBOR + 3.000%)	4.296	02-29-24	15,830,050	15,856,486
Information technology 1.4%				62,924,187
Electronic equipment, instruments and components 0.6%
Dell International LLC (1 month LIBOR + 2.500%)	3.740	09-07-23	14,436,094	14,489,652
Zebra Technologies Corp. (3 month LIBOR + 2.000%)	3.314	10-27-21	11,681,878	11,666,458
IT services 0.5%
First Data Corp. (1 month LIBOR + 2.250%)	3.486	07-08-22	16,326,558	16,306,150
Gartner, Inc. (1 month LIBOR + 2.000%)	3.239	04-05-24	7,894,088	7,913,823
Software 0.3%
Misys Europe SA (3 month LIBOR + 3.500%)	4.817	06-13-24	12,495,000	12,548,104
Materials 0.2%				8,370,789
Containers and packaging 0.2%
Berry Plastics Corp. (1 month LIBOR + 2.250%)	3.481	02-08-20	4,558,311	4,561,183
Berry Plastics Corp. (1 month LIBOR + 2.250%)	3.486	10-01-22	3,809,111	3,809,606
Telecommunication services 1.0%				44,490,154
Diversified telecommunication services 0.3%
Atlantic Broadband Finance LLC (E)	TBD	08-11-24	8,730,000	8,667,668
CenturyLink, Inc.	2.750	01-31-25	6,680,000	6,532,506
Wireless telecommunication services 0.7%
SBA Senior Finance II LLC (1 month LIBOR + 2.250%)	3.490	03-24-21	13,132,308	13,150,430
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	3.750	02-02-24	16,139,550	16,139,550
Collateralized mortgage obligations 8.0%				$361,333,056
(Cost $360,555,285)
Commercial and residential 7.1%				319,848,606
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (B)	3.493	04-25-35	2,360,467	2,395,289
AOA Mortgage Trust
Series 2015-1177, Class C (A)(B)	3.110	12-13-29	2,040,000	2,058,603
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(B)	3.716	04-14-33	5,220,000	5,117,779
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	9,154,344	9,442,017
Series 2017-DELC, Class B (1 month LIBOR + 1.030%) (A)(B)	2.257	08-15-36	13,665,000	13,664,637
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (B)	3.329	01-25-35	2,630,413	2,649,846
Series 2005-2, Class A1 (1 Year CMT + 2.450%) (B)	3.260	03-25-35	1,435,589	1,449,156
Series 2005-5, Class A2 (1 Year CMT + 2.150%) (B)	2.820	08-25-35	2,494,095	2,483,119
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (B)	1.934	01-25-35	955,805	936,600
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (B)	1.934	09-25-34	928,284	919,554
Series 2004-8, Class 2A (1 month LIBOR + 0.680%) (B)	1.914	09-25-34	4,357,352	4,270,755
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (B)	1.774	08-25-35	1,941,841	1,903,573
BWAY Mortgage Trust
Series 2013-1515, Class F (A)(B)	4.058	03-10-33	4,767,000	4,712,710
BXP Trust
Series 2017-GM, Class A (A)	3.379	06-13-39	11,142,000	11,505,697
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class C (1 month LIBOR + 1.100%) (A)(B)	2.326	05-15-30	555,000	554,063
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (A)(B)	2.220	07-15-28	10,730,000	10,713,319

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 10

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CLNS Trust
Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (A)(B)	2.229	06-11-32	6,255,000	$6,231,360
Cold Storage Trust
Series 2017-ICE3, Class A (1 month LIBOR + 1.000%) (A)(B)	2.227	04-15-36	8,950,000	8,972,518
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche
Bank)
Series 2013-WWP, Class D (A)	3.898	03-10-31	8,550,000	8,938,655
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (A)	3.639	11-15-34	13,715,000	14,540,487
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(B)	1.927	06-15-34	10,085,000	10,084,993
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.108	09-19-44	16,052,827	836,774
Series 2005-AR2, Class X2 IO	1.722	03-19-45	27,678,875	1,671,638
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (A)(B)	3.495	12-15-34	6,035,000	6,117,526
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (B)	5.959	07-10-38	1,665,149	1,663,266
GSR Mortgage Loan Trust
Series 2005-AR6, Class 4A5 (B)	3.419	09-25-35	3,929,503	3,963,564
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.155	05-19-35	10,654,399	563,993
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (B)	1.681	06-20-35	4,539,736	4,507,894
Series 2007-3, Class ES IO (A)	0.350	05-19-47	25,314,616	383,689
Series 2007-4, Class ES IO	0.350	07-19-47	26,757,349	375,545
Series 2007-6, Class ES IO (A)	0.343	08-19-37	21,414,234	265,472
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	4,450,000	4,703,257
Series 2016-HHV, Class B (A)(B)	4.333	11-05-38	4,685,000	4,994,732
Homestar Mortgage Acceptance Corp.
Series 2004-6, Class M3 (1 month LIBOR + 1.100%) (B)	2.334	01-25-35	5,265,000	5,242,418
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A (A)	2.835	08-10-38	14,990,000	14,794,808
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10 (A)	4.155	08-05-34	15,800,000	16,530,601
IMT Trust
Series 2017-APTS, Class DFL (1 month LIBOR + 1.550%) (A)(B)	2.777	06-15-34	4,970,000	4,979,307
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.570	10-25-36	33,360,047	2,352,160
Series 2005-AR18, Class 2X IO	1.347	10-25-36	34,688,325	1,332,795
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (B)	6.138	04-17-45	8,914	8,905
Series 2015-SGP, Class A (1 month LIBOR + 1.700%) (A)(B)	2.927	07-15-36	7,320,236	7,351,747
Series 2015-UES, Class A (A)	2.933	09-05-32	8,200,000	8,404,955
Series 2016-NINE, Class A (A)(B)	2.949	10-06-38	16,655,000	16,632,980
JPMorgan Mortgage Trust
Series 2007-A1, Class 1A1 (B)	3.681	07-25-35	2,442,908	2,496,611
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (B)	3.129	12-25-34	985,572	992,845
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (B)	2.665	10-25-35	3,943,905	3,937,382
Series 2005-A2, Class A2 (B)	2.971	02-25-35	1,619,734	1,652,722
Series 2006-3, Class 2A1 (B)	4.248	10-25-36	1,328,978	1,311,056
Series 2007-1, Class 2A1 (B)	3.403	01-25-37	5,658,605	5,611,526
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A (A)	2.200	09-13-31	12,290,000	12,276,456
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (B)	3.403	10-25-34	1,364,715	1,387,648
Series 2004-9, Class 1A (B)	5.446	11-25-34	1,596,234	1,671,555
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(B)	2.734	07-25-56	6,672,628	6,844,877

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Olympic Tower Mortgage Trust
Series 2017-OT, Class A (A)	3.566	05-10-39	4,610,000	$4,845,597
One Market Plaza Trust
Series 2017-1MKT, Class A (A)	3.614	02-10-32	11,525,000	12,129,008
Opteum Mortgage Acceptance Corp. Trust
Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (B)	1.544	11-25-35	1,597,603	1,579,060
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D (A)(B)	4.534	01-05-43	6,695,000	5,506,391
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-10, Class 2A (B)	3.363	08-25-34	5,390,138	5,411,956
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (B)	3.285	12-25-33	1,604,391	1,582,828
WaMu Mortgage Pass Through Certificates
Series 2003-AR11, Class A6 (B)	2.899	10-25-33	6,552,220	6,618,719
Series 2004-AR14, Class A1 (B)	2.917	01-25-35	2,948,908	3,011,986
Series 2005-AR19, Class A1A2 (1 month LIBOR + 0.290%) (B)	1.524	12-25-45	2,708,926	2,651,906
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.230%) (B)	1.464	04-25-45	2,802,293	2,748,851
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.420%) (B)	1.654	07-25-45	2,942,101	2,869,165
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (B)	3.001	12-25-34	1,462,789	1,487,705
U.S. Government Agency 0.9%				41,484,450
Federal Home Loan Mortgage Corp.
Series 2016-DNA1, Class M1 (1 month LIBOR + 1.450%) (B)	2.684	07-25-28	1,798,514	1,803,076
Series 2016-DNA2, Class M1 (1 month LIBOR + 1.250%) (B)	2.484	10-25-28	3,448,934	3,454,505
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	6,948,880	863,527
Series 2013-46, Class MI IO	3.500	05-25-43	33,683,975	4,888,639
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.184	05-25-24	1,902,685	1,909,123
Series 2014-C03, Class 2M1 (1 month LIBOR + 1.200%) (B)	2.434	07-25-24	435,641	436,114
Series 2015-C04, Class 1M1 (1 month LIBOR + 1.600%) (B)	2.834	04-25-28	375,118	375,460
Series 2015-C04, Class 2M1 (1 month LIBOR + 1.700%) (B)	2.934	04-25-28	369,115	369,486
Series 2016-C03, Class 1M1 (1 month LIBOR + 2.000%) (B)	3.234	10-25-28	5,189,855	5,287,856
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (B)	2.584	01-25-29	8,036,423	8,090,277
Series 2016-C07, Class 2M1 (1 month LIBOR + 1.300%) (B)	2.534	05-25-29	9,494,179	9,551,639
Series 402, Class 3 IO	4.000	11-25-39	1,555,610	292,291
Series 402, Class 4 IO	4.000	10-25-39	2,391,425	428,129
Series 402, Class 7 IO	4.500	11-25-39	3,000,882	595,075
Series 406, Class 3 IO	4.000	01-25-41	3,781,591	716,490
Series 407, Class 4 IO	4.500	03-25-41	5,685,392	1,048,551
Series 407, Class 7 IO	5.000	03-25-41	4,734,561	930,483
Series 407, Class 8 IO	5.000	03-25-41	2,467,818	443,729
Asset backed securities 4.4%				$199,124,599
(Cost $195,102,811)
Asset backed securities 4.4%				199,124,599
Applebee’s Funding LLC
Series 2014-1, Class A2 (A)	4.277	09-05-44	8,400,000	8,280,250
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480	07-15-20	4,537,000	4,537,000
Chase Issuance Trust
Series 2015-A7, Class A7	1.620	07-15-20	3,785,000	3,790,449
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (A)	4.474	03-20-43	12,388,864	12,485,641
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	12,463,763	12,847,845
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	22,015,500	22,686,753
Domino’s Pizza Master Issuer LLC

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 12

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-1A, Class A2II (A)	4.474	10-25-45	16,308,563	$17,043,100
Series 2017-1A, Class A2II (A)	3.082	07-25-47	9,227,000	9,231,060
EquiFirst Mortgage Loan Trust
Series 2015-1, Class M2 (1 month LIBOR + 0.675%) (B)	1.909	04-25-35	5,092,844	5,092,849
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (A)	3.857	04-30-47	4,533,638	4,616,875
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (B)	1.604	10-25-35	9,223,506	9,116,572
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (B)	2.734	06-25-33	1,368,973	1,363,262
RASC Trust
Series 2005-EMX3, Class M3 (1 month LIBOR + 0.460%) (B)	1.694	09-25-35	8,500,000	8,449,137
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	23,017,500	24,592,588
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	9,978,604	10,098,572
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	11,672,596	11,804,386
Series 2017-3, Class A1 (A)(B)	2.750	06-25-57	7,235,007	7,323,713
Toyota Auto Receivables Owner Trust
Series 2015-C, Class A3	1.340	06-17-19	2,607,889	2,606,704
Verizon Owner Trust
Series 2016-1A, Class A (A)	1.420	01-20-21	10,391,000	10,358,810
Wendys Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	12,394,238	12,799,033
			Shares	Value
Common stocks 0.0%				$0
(Cost $3,539,176)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (F)(G)			300,118	0
Preferred securities 5.3%				$236,576,273
(Cost $221,808,317)
Energy 0.2%				8,973,903
Oil, gas and consumable fuels 0.2%
Kinder Morgan, Inc., 9.750%			212,803	8,973,903
Financials 3.3%				147,844,103
Banks 2.7%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(B)			18,420	14,183,400
M&T Bank Corp., Series A, 6.375%			7,985	8,200,595
M&T Bank Corp., Series C, 6.375%			962	987,012
Regions Financial Corp., 6.375%			561,920	14,267,149
SunTrust Banks, Inc., 5.875%			350,000	8,890,000
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)			333,527	8,945,194
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			385,125	11,218,691
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)			21,257	18,769,931
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			440,630	11,980,730
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			461,499	13,258,866
Wells Fargo & Company, Series L, 7.500%			3,930	5,230,830
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			154,580	4,634,308
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%			141,355	8,601,452

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 13

			Shares	Value
Financials (continued)
Insurance 0.4%
The Hartford Financial Services Group, Inc. (7.875% to 04-15-22, then 3 month LIBOR +
5.596%)			610,325	$18,675,945
Health care 0.4%				16,345,569
Health care equipment and supplies 0.2%
Becton, Dickinson and Company, 6.125%			171,450	9,536,049
Pharmaceuticals 0.2%
Allergan PLC, 5.500%			8,306	6,809,520
Industrials 0.1%				2,753,718
Machinery 0.1%
Stanley Black & Decker, Inc., 5.375%			24,880	2,753,718
Real estate 0.1%				5,553,048
Equity real estate investment trusts 0.1%
Crown Castle International Corp., Series A, 6.875%			5,005	5,553,048
Utilities 1.2%				55,105,932
Electric utilities 0.9%
NextEra Energy, Inc., 6.123%			410,325	22,814,070
NextEra Energy, Inc., 6.371%			295,095	19,963,177
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%			241,030	12,328,685
			Shares/
			Notional amount	Value
Purchased options 0.0%				$27,460
(Cost $1,206,208)
Puts 0.0%				27,460
Over the Counter Option on the USD vs. JPY (Expiration Date: 11-15-17; Strike Price: $97.65; Counterparty: UBS
Securities LLC) (G)(H)			64,160,000	27,460
Yield* (%)		Maturity date	Par value^	Value
Short-term investments 1.2%				$54,201,062
(Cost $54,201,062)
U.S. Government Agency 0.4%				20,139,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	4,585,000	4,585,000
Federal Home Loan Bank Discount Note	0.869	09-01-17	15,554,000	15,554,000
			Par value^	Value
Repurchase agreement 0.8%				34,062,062
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at
$27,143,792 on 9-1-17, collateralized by $27,264,300 U.S. Treasury Notes, 1.875% due
3-31-22 (valued at $27,686,743, including interest)			27,143,000	27,143,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at
$6,654,063 on 9-1-17, collateralized by $6,740,000 U.S. Treasury Notes, 1.875% due
10-31-17 (valued at $6,791,480, including interest)			6,654,000	6,654,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.000% to be repurchased at
$265,062 on 9-1-17, collateralized by $269,800 U.S. Treasury Notes, 1.500% due 8-31-18
(valued at $270,422, including interest)			265,062	265,062
Total investments (Cost $4,417,673,432) 99.4%				$4,474,343,763
Other assets and liabilities, net 0.6%				26,649,222
Total net assets 100.0%				$4,500,992,985

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 14

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. ^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $963,597,686 or 21.4% of the fund’s net assets as of 8-31-17.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Security is valued using significant unobservable inputs.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 8-31-17:

United States	67.7%
Canada	6.1%
Mexico	4.9%
New Zealand	3.4%
Australia	3.4%
Philippines	2.9%
Indonesia	2.8%
Singapore	2.5%
Norway	1.3%
Germany	1.0%
Other countries	4.0%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 15

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	2,663	Short	Dec 2017	$(337,154,151)	$(338,159,391)	$(1,005,240)
5-Year U.S. Treasury Note Futures	2,047	Short	Dec 2017	(242,157,828)	(242,569,500)	(411,672)
U.S. Treasury Long Bond Futures	149	Short	Dec 2017	(23,169,119)	(23,257,969)	(88,850)
						$(1,505,762)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	34,453,332	USD	26,167,291	Australia and New Zealand Banking Group	9/20/2017	$1,216,557	—
CAD	56,396,016	USD	44,820,710	HSBC Bank USA	9/5/2017	342,712	—
CAD	31,695,963	USD	25,060,000	Toronto Dominion Bank	9/20/2017	326,930	—
EUR	13,453,250	USD	15,050,554	Royal Bank of Canada	9/20/2017	977,546	—
NOK	535,270,000	SEK	551,977,299	State Street Bank and Trust Company	9/20/2017	—	$(506,746)
NZD	21,548,381	USD	15,661,942	State Street Bank and Trust Company	9/20/2017	—	(194,611)
SGD	35,218,500	USD	25,403,323	Goldman Sachs Bank USA	9/20/2017	572,446	—
USD	353,834,910	AUD	469,832,829	Australia and New Zealand Banking Group	9/20/2017	—	(19,592,841)
USD	22,730,000	CAD	28,620,002	Royal Bank of Canada	9/20/2017	—	(193,235)
USD	2,670,000	CAD	3,350,329	Toronto Dominion Bank	9/20/2017	—	(13,451)
USD	26,930,141	DKK	177,618,927	Citibank N.A.	9/20/2017	—	(1,524,667)
USD	35,571,330	EUR	31,129,731	HSBC Bank USA	9/20/2017	—	(1,516,394)
USD	23,555,723	GBP	18,139,042	HSBC Bank USA	9/20/2017	88,163	—
USD	139,800,000	MXN	2,520,510,555	State Street Bank and Trust Company	9/20/2017	—	(832,933)
USD	2,284,000	NOK	18,685,724	State Street Bank and Trust Company	9/20/2017	—	(125,413)
USD	65,128,000	NOK	538,206,720	UBS AG	9/20/2017	—	(4,270,569)
USD	280,705,774	NZD	390,178,021	State Street Bank and Trust Company	9/20/2017	637,766	—
USD	5,072,302	SEK	43,992,074	Citibank N.A.	9/20/2017	—	(468,906)
USD	25,250,000	SGD	34,430,648	Goldman Sachs Bank USA	9/20/2017	—	(144,680)
USD	24,767,216	SGD	34,025,250	HSBC Bank USA	9/20/2017	—	(328,459)
USD	221,272,725	SGD	305,577,634	Standard Chartered Bank	9/20/2017	—	(4,109,213)
						$4,162,120	$(33,822,118)

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $4,456,204,903. Net unrealized depreciation aggregated to $13,026,900, of which $125,708,559 related to gross unrealized appreciation and $138,735,459 related to gross unrealized depreciation.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND 16

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of Augsut 31, 2017, by major security category or type:

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Foreign government obligations	$1,020,546,604	—	$1,020,546,604	—
Corporate bonds	2,103,046,088	—	2,103,046,088	—
Convertible bonds	61,301,946	—	61,301,946	—
Capital preferred securities	72,557,253	—	72,557,253	—
Term loans	365,629,422	—	365,629,422	—
Collateralized mortgage obligations	361,333,056	—	361,333,056	—
Asset backed securities	199,124,599	—	199,124,599	—
Preferred securities	236,576,273	$222,392,873	14,183,400	—
Purchased options	27,460	—	27,460	—
Short-term investments	54,201,062	—	54,201,062	—
Total investments in securities	$4,474,343,763	$222,392,873	$4,251,950,890	—
Other financial instruments:
Futures	$(1,505,762)	$(1,505,762)	—	—
Forward foreign currency contracts	(29,659,998)	—	$(29,659,998)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       17

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2017, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2017, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       18

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	91Q1	08/17
This report is for the information of the shareholders of John Hancock Income Fund.		10/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 30, 2017